VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business - In-Force [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business [Line Items]
Acquired value of in-force non-participating investment contracts	£ 247	£ 271
Value of in-force insurance and investment contracts	5,311	4,491
Total value of in-force business	£ 5,558	£ 4,762